24. SHARE BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2018
Share Based Payment
Schedule of vesting period deadlines according to plan
Plan I		Plan II
Quantity	Deadline	Quantity	Deadline

1/3	1 year	1/4	1 year
2/3	2 years	2/4	2 years
3/3	3 years	3/4	3 years
-	-	4/4	4 years

Schedule of breakdown of outstanding granted options
Date			Quantity		Grant (1)	Strike price (1)
Grant date	Beggining of exercise	End of the exercise	Options granted	Outstanding options	Fair value of the option	Granting date	Updated IPCA

Plan I
04.04.14	04.03.15	04.03.19	1,552,564	407,556	12.56	44.48	58.11
05.02.14	05.01.15	05.01.19	1,610,450	314,113	14.11	47.98	62.27
12.18.14	12.17.15	12.17.19	5,702,714	1,540,640	14.58	63.49	80.27
			8,865,728	2,262,309

Plan II
04.26.16	04.30.17	12.30.22	8,724,733	2,375,000	9.21	56.00	61.48
05.31.16	05.31.17	12.30.22	3,351,220	1,327,100	10.97	46.68	50.85
03.30.17	03.30.18	12.29.23	863,528	193,045	9.45	38.43	40.59
			12,939,481	3,895,145
			21,805,209	6,157,454

Schedule of restricted stock plan
Date		Quantity		Grant (1)
Grant	Term of acquisition of the right	Shares granted	Outstanding shares	Fair value of the shares
Restricted shares plan
08.31.17	08.31.19	716,846	250,334	41.85
04.26.18	04.26.20	276,000	276,000	22.29
06.14.18	06.14.20	270,000	270,000	20.00
10.01.18	10.01.20	2,311,394	2,294,717	21.44
		3,574,240	3,091,051

Schedule of outstanding granted options
Outstanding options/shares as of December 31, 2017	12,872,189
Issued - grant of 2018
June 2018 - (Restricted shares plan)	270,000
April 2018 - (Restricted shares plan)	276,000
May 2018	150,000
October 2018	2,311,394
Antecipated transfer
Antecipated transfer on april 2018 (Restricted shares plan)	(200,100)
Exercised:
Exercised on December of 2018 (Restricted shares plan)	(214)
Exercised on December of 2017 (Restricted shares plan)	(76,163)
Forfeiture:
Grant of 2018	(150,000)
Grant of 2017	(733,168)
Grant of 2017 (Restricted shares)	(396,786)
Grant of 2016	(2,976,160)
Grant of 2014	(1,917,974)
Grant of 2014	(75,645)
Grant of 2013	(304,968)
Outstanding options/shares as of December 31, 2018	9,048,405

Schedule of expected maturity of the option
	12.31.18
	Plan I	Plan II
Expected maturity of the option:
Exercise in the 1st year	3.0 years	3.5 years
Exercise in the 2nd year	3.5 years	4.0 years
Exercise in the 3rd year	4.0 years	4.5 years
Exercise in the 4th year	-	5.0 years
Risk-free interest rate	5.86%	6.34%
Volatility	25.38%	27.43%
Expected dividends over shares	1.16%	2.43%
Expected inflation rate	4.00%	3.89%